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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 6, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JANUARY 14, 2004.

         Report for the Calendar Year or Quarter Ended December 31, 2002

                Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one.) :
                              [ ] is a restatement.
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109 Greenwich, Ct 06830

Form 13F File Number: 28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman         Greenwich, CT               1/23/2004
        (Name)                 (City, State)                (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10 Items

Form 13F Information Table Value Total: $296,553 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                 MARKET
                                                                 VALUE                       INVESTMENT     OTHER     VOTING
ISSUER                                   CLASS         CUSIP    (x$1000)     SHRS   SH/PRN   DISCRETION   MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------
AutoNation                            Common Stock   05329W102    89032    7088500    SH        Sole        None      7088500
Comcast Corporation                   Common Stock   20030N200    11760     520600    SH        Sole        None       520600
EchoStar Communications               Common Stock   278762109    25183    1131300    SH        Sole        None      1131300
Fairfax Financial Holdings Ltd.       Common Stock   303901102    18036     234200    SH        Sole        None       234200
Iron Mountain                         Common Stock   462846106     4773     144600    SH        Sole        None       144600
John Hancock                          Common Stock   41014S106    25950     930100    SH        Sole        None       930100
Kinder Morgan, Inc.                   Common Stock   49455P101    64648    1529400    SH        Sole        None      1529400
Laboratory Corp. of America Holdings  Common Stock   50540R409    26133    1124500    SH        Sole        None      1124500
Washington Mutual Inc.                Common Stock   939322103    24261     702600    SH        Sole        None       702600
Waste Management Inc.                 Common Stock   94106L109     6777     295700    SH        Sole        None       295700